UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                     ---------

                      Phoenix Strategic Equity Series Fund
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



             Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer,           John H. Beers, Esq.
     Counsel and Secretary for Registrant         Vice President and Counsel
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
              One American Row                        One American Row
           Hartford, CT 06103-2899                Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                    Date of reporting period: April 30, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT



Phoenix Dynamic Growth Fund

Phoenix Strategic Growth Fund






                        |                | WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:             |                | DOCUMENT E-MAILED TO YOU?
PHOENIX STRATEGIC EQUITY|                | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
SERIES FUND             | April 30, 2007 | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Glossary....................................................................   2
Disclosure of Fund Expenses.................................................   3
Phoenix Dynamic Growth Fund.................................................   4
Phoenix Strategic Growth Fund...............................................  11
Notes to Financial Statements...............................................  19
Report of Independent Registered Public Accounting Firm ....................  23
Board of Trustees' Consideration of Investment Advisory and
   Subadvisory Agreements ..................................................  24
Results of Shareholder Meeting..............................................  28
Fund Management Tables .....................................................  30




          ----------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
          ----------------------------------------------------------




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.



FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      We are pleased to provide this report for the fiscal year ended April 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds including PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward
-----------------------
George R. Aylward
President, PhoenixFunds

MAY 2007

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index market is a capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) GROWTH INDEX
The Russell Midcap(R) Growth Index market is a capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX STRATEGIC EQUITY SERIES FUND


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF OCTOBER 31, 2006 TO APRIL 30, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund in the Strategic Equity Series Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Strategic Equity Series Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return.

   The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

EXPENSE TABLE

                             Beginning      Ending                    Expenses
                              Account       Account     Annualized      Paid
                               Value         Value        Expense      During
                             10/31/06       4/30/07        Ratio       Period*
--------------------------------------------------------------------------------
DYNAMIC GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A .................    $1,000.00    $1,065.40         1.50%      $ 7.68
Class C .................     1,000.00     1,061.30         2.24        11.45

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A .................     1,000.00     1,017.26         1.50         7.53
Class C .................     1,000.00     1,013.55         2.24        11.25

--------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class I (f/k/a Class X)..    $1,000.00    $1,060.40         1.26%      $ 6.44
Class A .................     1,000.00     1,058.30         1.52         7.76
Class B .................     1,000.00     1,055.20         2.27        11.57
Class C .................     1,000.00     1,055.20         2.27        11.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I (f/k/a Class X)..     1,000.00     1,018.47         1.26         6.33
Class A .................     1,000.00     1,017.16         1.52         7.63
Class B .................     1,000.00     1,013.40         2.27        11.40
Class C .................     1,000.00     1,013.40         2.27        11.40

--------------------------------------------------------------------------------
*EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
 WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX DYNAMIC GROWTH FUND

PORTFOLIO MANAGERS' REPORT, VAN SCHREIBER AND W. ALEXANDER L. ELY


For the Fund's fiscal year ended April 30, 2007,

o Class A shares returned 0.96%; the S&P 500(R) Index, a broad-based equity index, returned 15.24%; the Russell Midcap(R) Growth Index, the Fund's style-specific benchmark, returned 11.13%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

The beginning of the Fund's fiscal year was marked by profit-taking and steep declines in the Russell Midcap(R) Growth Index.

o Prior to the beginning of the fiscal year, the Index registered an impressive gain of 28.3% over the preceding 12 months.

o Uncertainty related to Federal Reserve monetary policy, inflation and housing reversed some of these profits and created a change in market leadership.

o Earnings growth took a back seat to liquidity during this time period. Therefore, the dominant force in the U.S. equity markets was strong relative (and absolute) performance among the larger issuers. This environment enabled the S&P 500(R) Index to outperform the Russell Midcap Growth Index for the fiscal year ended April 30, 2007.

o The major issue for the Fund during the fiscal year ended April 30, 2007 was the size of the portfolio companies relative to the strongest performers of the Russell Midcap Growth Index.

o The Fund continued to find companies that have compelling growth potential on the smaller end of the mid-cap spectrum. The Fund had a median market capitalization of approximately $3.1 billion. Seventy-five percent (75%) of the gain in the Russell Midcap Growth Index came from its 50 best-performing holdings, which had a median market cap of $13.5 billion.

o The high-growth characteristics of the Fund also worked against it, as high price/earnings (P/E) companies tended to underperform during this transitory period in the current economic cycle.

o During the fiscal year, the Fund benefited from its investments in the following sectors: energy (exploration and production remained an important theme); financials (specialized services such as retirement plans were in high demand); information technology (streaming media and Web-based collaboration were compelling trends); and telecommunication services (IP-based networks and specialized wireless carriers were of particular interest).

o The Fund experienced losses from the following sectors:
  consumer discretionary; health care; industrials; and consumer staples, materials and utility companies (specifically, the Fund's lack of exposure to these areas).


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Dynamic Growth Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS(1)                       PERIOD ENDING 4/30/07
--------------------------------------------------------------------------------

                                                       INCEPTION      INCEPTION
                                            1 YEAR     TO 4/30/07        DATE
                                            ------     ----------     ---------
        Class A Shares at NAV (2)            0.96%        8.72%         8/1/05
        Class A Shares at POP (3,4)         (4.85)        5.09          8/1/05

        Class C Shares at NAV (2)            0.18         7.91          8/1/05
        Class C Shares with CDSC (4)         0.18         7.91          8/1/05

        S&P 500(R) Index                    15.24        13.11          8/1/05

        Russell Midcap(R) Growth Index      11.13        13.52          8/1/05



ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C
  SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIOD ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/05 (inception of the Fund) in Class A and Class C shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return on Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Phoenix            Phoenix                      Russell
                   Dynamic Growth    Dynamic Growth                   Midcap(R)
                        Fund              Fund         S&P 500(R)     Growth
                      Class A            Class C          Index        Index
                   --------------    --------------    ----------    ---------
      8/1/05          $ 9,425          $10,000          $10,000       $10,000
     4/28/06           10,801           11,400           10,759        11,229
     4/30/07           10,905           11,420           12,398        12,478

For information regarding the indexes, see the glossary on page 2.

Phoenix Dynamic Growth Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                   4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                     33%
Consumer Discretionary                     13
Health Care                                12
Financials                                 10
Telecommunication Services                 10
Industrials                                 8
Energy                                      7
Other (includes short-term investments)     7



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007

                                                   SHARES           VALUE
                                                   ------        -----------

DOMESTIC COMMON STOCKS--91.5%

AEROSPACE & DEFENSE--6.5%
DRS Technologies, Inc. ......................       6,100        $   306,891
Precision Castparts Corp. ...................       4,750            494,522
                                                                 -----------
                                                                     801,413
                                                                 -----------
ALTERNATIVE CARRIERS--3.2%
Cogent Communications Group, Inc.(b) ........      15,350            390,811

APPAREL RETAIL--4.4%
Coldwater Creek, Inc.(b) ....................       5,850            121,095
DSW, Inc. Class A(b) ........................       7,750            300,390
Tween Brands, Inc.(b) .......................       3,150            123,354
                                                                 -----------
                                                                     544,839
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS--5.7%
Phillips-Van Heusen Corp. ...................       4,500            251,550
Polo Ralph Lauren Corp. .....................       4,950            455,945
                                                                 -----------
                                                                     707,495
                                                                 -----------
APPLICATION SOFTWARE--3.8%
Parametric Technology Corp.(b) ..............      13,500            239,895
Salesforce.com, Inc.(b) .....................       5,400            226,800
                                                                 -----------
                                                                     466,695
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--3.3%
T. Rowe Price Group, Inc. ...................       8,150            404,892

BIOTECHNOLOGY--6.1%
Celgene Corp.(b) ............................       6,850            418,946
LifeCell Corp.(b) ...........................      11,400            335,160
                                                                 -----------
                                                                     754,106
                                                                 -----------



                                                   SHARES           VALUE
                                                   ------        -----------

COMMUNICATIONS EQUIPMENT--9.5%
F5 Networks, Inc.(b) ........................       4,950        $   380,061
Harris Corp. ................................       7,500            385,125
Polycom, Inc.(b) ............................      12,300            409,590
                                                                 -----------
                                                                   1,174,776
                                                                 -----------

DATA PROCESSING & OUTSOURCED SERVICES--3.5%
MasterCard, Inc. Class A ....................       3,850            429,968

ELECTRONIC EQUIPMENT MANUFACTURERS--3.2%
Amphenol Corp. Class A ......................      11,200            393,232

HEALTH CARE EQUIPMENT--2.5%
Hologic, Inc.(b) ............................       5,300            305,015

HEALTH CARE FACILITIES--1.8%
Psychiatric Solutions, Inc.(b) ..............       6,300            220,941

HEALTH CARE TECHNOLOGY--4.5%
Allscripts Healthcare Solutions, Inc.(b) ....      11,500            304,175
Vital Images, Inc.(b) .......................       8,050            248,423
                                                                 -----------
                                                                     552,598
                                                                 -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.0%
Robert Half International, Inc. .............       3,650            121,545

INTERNET SOFTWARE & SERVICES--6.6%
Akamai Technologies, Inc.(b) ................       6,950            306,356
aQuantive, Inc.(b) ..........................       4,750            145,398
Bankrate, Inc.(b) ...........................       9,150            369,385
                                                                 -----------
                                                                     821,139
                                                                 -----------

IT CONSULTING & OTHER SERVICES--3.1%
Cognizant Technology Solutions Corp. Class A(b)     4,250            379,950


                        See Notes to Financial Statements
6

Phoenix Dynamic Growth Fund

                                                   SHARES           VALUE
                                                   ------        -----------

LEISURE FACILITIES--3.0%
Life Time Fitness, Inc.(b) ..................       7,150        $   367,510

OIL & GAS EXPLORATION & PRODUCTION--6.6%
Denbury Resources, Inc.(b) ..................      12,000            397,080
Range Resources Corp. .......................      11,300            413,015
                                                                 -----------
                                                                     810,095
                                                                 -----------

PHARMACEUTICALS--1.4%
Medicines Co. (The)(b) ......................       7,500            170,850

SEMICONDUCTOR EQUIPMENT--2.9%
MEMC Electronic Materials, Inc.(b) ..........       6,600            362,208

SPECIALIZED FINANCE--2.2%
IntercontinentalExchange, Inc.(b) ...........       2,200            279,400

WIRELESS TELECOMMUNICATION SERVICES--6.7%
Metropcs Communications Inc.(b) .............      10,950            307,148
NII Holdings, Inc.(b) .......................       6,750            518,062
                                                                 -----------
                                                                     825,210
                                                                 -----------

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $9,122,830)                                      11,284,688
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.5%
(IDENTIFIED COST $9,122,830)                                      11,284,688
----------------------------------------------------------------------------


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

SHORT-TERM INVESTMENTS--7.1%


COMMERCIAL PAPER(c)--7.1%
Old Line Funding LLC 5.30%, 5/1/07 ..........        $455        $   455,000
UBS Finance Delaware LLC 5.27%, 5/8/07 ......         115            114,882
UBS Finance Delaware LLC 5.25%, 5/14/07 .....         306            305,420
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $875,302)                                           875,302
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $9,998,132)                                      12,159,990(a)

Other assets and liabilities, net--1.4%                              177,134
                                                                 -----------
NET ASSETS--100.0%                                               $12,337,124
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,298,114 and gross depreciation of $152,535 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $10,014,411.
(b) Non-income producing.
(c) The rate shown is the discount rate.


                        See Notes to Financial Statements
7

Phoenix Dynamic Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007


ASSETS
Investment securities at value
   (Identified cost $9,998,132)                                    $12,159,990
Receivables
   Investment securities sold                                          259,697
   Fund shares sold                                                      1,710
   Dividends                                                               578
Trustee retainer                                                            50
Prepaid expenses                                                         4,064
Other assets                                                             2,067
                                                                   -----------
     Total assets                                                   12,428,156
                                                                   -----------
LIABILITIES
Cash overdraft                                                             409
Payables
   Fund shares repurchased                                              37,094
   Professional fee                                                     31,261
   Investment advisory fee                                              12,555
   Distribution and service fees                                         2,636
   Trustee deferred compensation plan                                    2,067
   Administration fee                                                      813
   Transfer agent fee                                                       31
   Other accrued expenses                                                4,166
                                                                   -----------
     Total liabilities                                                  91,032
                                                                   -----------
NET ASSETS                                                         $12,337,124
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $10,547,624
Accumulated net investment loss                                         (1,547)
Accumulated net realized loss                                         (370,811)
Net unrealized appreciation                                          2,161,858
                                                                   -----------
NET ASSETS                                                         $12,337,124
                                                                   ===========

CLASS A
Net asset value per share (net assets/shares outstanding)               $11.57
Maximum offering price per share $11.57/(1-5.75%)                       $12.28
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                           1,054,203
Net Assets                                                         $12,200,702

CLASS C
Net asset value and offering price per share                            $11.42
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              11,941
NET ASSETS                                                            $136,422



                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2007


INVESTMENT INCOME
Interest                                                              $ 44,798
Dividends                                                               22,703
                                                                      --------
     Total investment income                                            67,501
                                                                      --------
EXPENSES
Investment advisory fee                                                 89,236
Service fees, Class A                                                   27,514
Distribution and service fees, Class C                                   1,489
Financial agent fee                                                      1,739
Administration fee                                                       7,996
Professional                                                            31,205
Registration                                                            30,902
Transfer agent                                                          12,681
Trustees                                                                 8,492
Printing                                                                 7,345
Custodian                                                                5,978
Miscellaneous                                                              178
                                                                      --------
     Total expenses                                                    224,755
Less expenses reimbursed by investment adviser                         (59,046)
Custodian fees paid indirectly                                            (233)
                                                                      --------
     Net expenses                                                      165,476
                                                                      --------
NET INVESTMENT INCOME (LOSS)                                           (97,975)
                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (32,036)
Net change in unrealized appreciation (depreciation)
   on investments                                                      185,333
                                                                      --------
NET GAIN (LOSS) ON INVESTMENTS                                         153,297
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 55,322
                                                                      ========


                        See Notes to Financial Statements
8

Phoenix Dynamic Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                            From Inception
                                                                                           Year Ended       August 1, 2005
                                                                                         April 30, 2007    to April 30, 2006
                                                                                         --------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                           $   (97,975)        $   (70,594)
   Net realized gain (loss)                                                                   (32,036)           (338,775)
   Net change in unrealized appreciation (depreciation)                                       185,333           1,976,525
                                                                                          -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 55,322           1,567,156
                                                                                          -----------         -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (145,701 and 1,138,907 shares, respectively)               1,639,127          11,400,615
   Cost of shares repurchased (119,680 and 110,725 shares, respectively)                   (1,281,617)         (1,161,947)
                                                                                          -----------         -----------
Total                                                                                         357,510          10,238,668
                                                                                          -----------         -----------
CLASS C
   Proceeds from sales of shares (1,757 and 15,490 shares, respectively)                       19,551             155,798
   Cost of shares repurchased (5,306 and 0 shares, respectively)                              (56,881)                 --
                                                                                          -----------         -----------
Total                                                                                         (37,330)            155,798
                                                                                          -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  320,180          10,394,466
                                                                                          -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      375,502          11,961,622

NET ASSETS
   Beginning of period                                                                     11,961,622                  --
                                                                                          -----------         -----------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(1,547) AND $0, RESPECTIVELY)                              $12,337,124         $11,961,622
                                                                                          ===========         ===========

                        See Notes to Financial Statements

Phoenix Dynamic Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        CLASS A
                                           ----------------------------------
                                                             FROM INCEPTION
                                             YEAR ENDED      AUGUST 1, 2005
                                           APRIL 30, 2007   TO APRIL 30, 2006
                                           --------------   -----------------
Net asset value, beginning of period             $11.46            $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.09)            (0.07)
   Net realized and unrealized gain (loss)         0.20              1.53
                                                 ------            ------
     TOTAL FROM INVESTMENT OPERATIONS              0.11              1.46
                                                 ------            ------
Change in net asset value                          0.11              1.46
                                                 ------            ------
NET ASSET VALUE, END OF PERIOD                   $11.57            $11.46
                                                 ======            ======

Total return(1)                                    0.96 %           14.60 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $12,201           $11,785

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.47 %            1.45 %(3)
   Gross operating expenses                        2.00 %            3.03 %(3)
   Net investment income (loss)                   (0.87)%           (0.92)%(3)
Portfolio turnover                                   88 %              54 %(4)

                                                        CLASS C
                                           ----------------------------------
                                                             FROM INCEPTION
                                             YEAR ENDED      AUGUST 1, 2005
                                           APRIL 30, 2007   TO APRIL 30, 2006
                                           --------------   -----------------
Net asset value, beginning of period             $11.40            $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.17)            (0.13)
   Net realized and unrealized gain (loss)         0.19              1.53
                                                 ------            ------
     TOTAL FROM INVESTMENT OPERATIONS              0.02              1.40
                                                 ------            ------
Change in net asset value                          0.02              1.40
                                                 ------            ------
NET ASSET VALUE, END OF PERIOD                   $11.42            $11.40
                                                 ======            ======

Total return(1)                                    0.18 %           14.00 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $136              $177

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.22 %            2.20 %(3)
   Gross operating expenses                        2.78 %            3.82 %(3)
   Net investment income (loss)                   (1.61)%           (1.67)%(3)
Portfolio turnover                                   88 %              54 %(4)


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements
10

PHOENIX STRATEGIC GROWTH FUND


PORTFOLIO MANAGER'S REPORT


For the Fund's fiscal year ended April 30, 2007,

o Class A shares returned 2.15%, the S&P 500(R) Index, a broad-based equity index, returned 15.24%; the Russell 1000 Growth Index, the Fund's style-specific benchmark, returned 12.25%.

ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER THAN THE PERFORMANCE SHOWN ABOVE.

o The equity markets performed well, with most major indexes posting positive returns. Contributing to this environment were the following factors: Strong corporate profits; a strong corporate economy; end to the Federal Reserve's interest rate tightening cycle; and low global interest rates that supported a pick-up in merger and acquisition (M&A) activity and share buybacks.

o Challenges faced by the equity markets during the fiscal year came from:
  Continued softness in the domestic housing market; geopolitical tensions; and volatile commodity prices that kept inflation stubbornly high.

o Within the Russell 1000(R) Growth Index: Utility and materials stocks significantly outperformed, as did other value-oriented sectors, such as health care and financials. Information technology, telecommunications and consumer discretionary stocks languished, as the sustainability of consumer spending and the health of the overall economy were called into question.

o Contributing to the Fund's performance were: Positive sector selection in the consumer discretionary, industrials and energy sectors (and underweight positions in these underperforming sectors); stock selection in the telecommunications, staples and energy sectors and the Fund's holdings in Apple Inc, NII Holdings, Cognizant Technology, Harsco Corp. and XTO Energy Inc.

o Hampering the Fund's performance were: Overweight positions in the underperforming technology and telecommunications sectors; and underweight position in the utilities sector; stock selection in the technology, healthcare and financials sector; and the Fund's investments in Qualcomm Inc., Monster Worldwide Inc., Yahoo!, Jabil Circuit Inc. and Grant Prideco Inc.


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Strategic Growth Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS(1)                        PERIOD ENDING 4/30/07
--------------------------------------------------------------------------------


                                                                                  INCEPTION     INCEPTION
                                               1 YEAR     5 YEARS    10 YEARS     TO 4/30/07       DATE
                                               ------     --------   --------     ----------    ---------
    Class I (f/k/a Class X) Shares at NAV (2)      --%        --%        --%          8.10%      9/29/06
    Class A Shares at NAV (2)                    2.15       1.97       5.32             --            --
    Class A Shares at POP (3,4)                 (3.73)      0.77       4.70             --            --
    Class B Shares at NAV (2)                    1.35       1.20       4.53             --            --
    Class B Shares with CDSC (4)                (2.65)      1.20       4.53             --            --
    Class C Shares at NAV (2)                    1.35       1.20         --           2.33       11/3/97
    Class C Shares with CDSC (4)                 1.35       1.20         --           2.33       11/3/97
    S&P 500(R) Index                            15.24       8.54       8.07         Note 5        Note 5
    Russell 1000(R) Growth Index                12.25       6.22       5.32         Note 6        Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
5   INDEX PERFORMANCE IS 6.61% SINCE 11/3/97 AND 12.14% SINCE 9/29/06.
6   INDEX PERFORMANCE IS 3.73% SINCE 11/3/97 AND 12.23% SINCE 9/29/06.


--------------------------------------------------------------------------------
  GROWTH OF $10,000                                       PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/97 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares includes applicable CDSC charges which decline from 5% to 0% over a five year period. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Phoenix              Phoenix
          Strategic Growth     Strategic Growth       Russell
                Fund                 Fund            1000(R)       S&P 500(R)
              Class A              Class B         Growth Index      Index
          -----------------    ----------------    ------------    ----------
4/30/97       $ 9,425               $10,000           $10,000       $10,000
4/30/98        12,839                13,518            14,209        14,127
4/30/99        18,605                19,463            17,978        17,209
4/28/00        28,514                29,590            22,936        18,980
4/30/01        20,546                21,162            15,539        16,509
4/30/02        14,355                14,678            12,415        14,424
4/30/03        11,360                11,521            10,633        12,506
4/30/04        13,690                13,776            12,935        15,367
4/29/05        13,610                13,603            12,987        16,339
4/28/06        15,496                15,372            14,959        18,858
4/28/07        15,829                15,581            16,791        21,732

For information regarding the indexes, see the glossary on page 2.

Phoenix Strategic Growth Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                   4/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                       32%
Health Care                                  17
Industrial                                   13
Consumer Discretionary                       11
Consumer Staples                              8
Financials                                    8
Telecommunication Services                    4
Other (includes short-term investments)       7



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007

                                                  SHARES           VALUE
                                                 --------       ------------

DOMESTIC COMMON STOCKS--94.2%


AEROSPACE & DEFENSE--3.1%
United Technologies Corp. ...................      84,490       $  5,671,814

AGRICULTURAL PRODUCTS--0.8%
Bunge Ltd. ..................................      19,110          1,447,774

AIR FREIGHT & LOGISTICS--1.5%
FedEx Corp. .................................      25,620          2,701,373

APPAREL RETAIL--1.4%
TJX Cos., Inc. (The) ........................      89,500          2,496,155

APPLICATION SOFTWARE--2.2%
Adobe Systems, Inc.(b) ......................      98,190          4,080,776

BIOTECHNOLOGY--6.4%
Genentech, Inc.(b) ..........................      55,430          4,433,846
Genzyme Corp.(b) ............................      49,110          3,207,374
Gilead Sciences, Inc.(b) ....................      51,170          4,181,612
                                                                ------------
                                                                  11,822,832
                                                                ------------

CASINOS & GAMING--1.4%
International Game Technology ...............      68,190          2,600,767

COMMUNICATIONS EQUIPMENT--4.5%
Cisco Systems, Inc.(b) ......................     135,690          3,628,351
Corning, Inc.(b) ............................     192,920          4,576,062
                                                                ------------
                                                                   8,204,413
                                                                ------------

COMPUTER HARDWARE--6.1%
Apple, Inc.(b) ..............................      44,980          4,489,004
Hewlett-Packard Co. .........................     103,960          4,380,874



                                                  SHARES           VALUE
                                                 --------       ------------

COMPUTER HARDWARE--CONTINUED
Sun Microsystems, Inc.(b) ...................     455,200       $  2,376,144
                                                                ------------
                                                                  11,246,022
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--2.0%
Network Appliance, Inc.(b) ..................     100,340          3,733,651

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.3%
Caterpillar, Inc. ...........................      57,160          4,150,959

CONSUMER FINANCE--1.6%
American Express Co. ........................      49,450          3,000,132

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
Western Union Co. (The) .....................     120,050          2,527,053

DEPARTMENT STORES--2.7%
Kohl's Corp.(b) .............................      23,680          1,753,267
Penney (J.C.) Co., Inc. .....................      39,740          3,143,037
                                                                ------------
                                                                   4,896,304
                                                                ------------

DRUG RETAIL--2.1%
CVS/Caremark Corp. ..........................     105,350          3,817,884

HEALTH CARE DISTRIBUTORS--2.0%
Cardinal Health, Inc. .......................      51,230          3,583,538

HEALTH CARE EQUIPMENT--2.1%
Medtronic, Inc. .............................      73,820          3,907,293

HOME ENTERTAINMENT SOFTWARE--2.0%
Electronic Arts, Inc.(b) ....................      73,800          3,720,258

HOTELS, RESORTS & CRUISE LINES--1.5%
Hilton Hotels Corp. .........................      80,740          2,745,160


                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                                                  SHARES           VALUE
                                                 --------       ------------

HOUSEHOLD PRODUCTS--2.6%
Colgate-Palmolive Co. .......................      69,700       $  4,721,478

INDUSTRIAL MACHINERY--3.6%
Harsco Corp. ................................     129,440          6,601,440

INTERNET SOFTWARE & SERVICES--2.4%
Google, Inc. Class A(b) .....................       9,230          4,350,837

INVESTMENT BANKING & BROKERAGE--4.8%
Goldman Sachs Group, Inc. (The) .............      22,990          5,025,844
Merrill Lynch & Co., Inc. ...................      40,930          3,693,114
                                                                ------------
                                                                   8,718,958
                                                                ------------

IT CONSULTING & OTHER SERVICES--1.5%
Cognizant Technology Solutions Corp. Class A(b)    31,650          2,829,510

MOVIES & ENTERTAINMENT--2.2%
Walt Disney Co. (The) .......................     114,380          4,001,012

OIL & GAS EQUIPMENT & SERVICES--1.9%
Schlumberger Ltd. ...........................      47,200          3,484,776

OIL & GAS EXPLORATION & PRODUCTION--1.9%
XTO Energy, Inc. ............................      63,740          3,459,170

OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
JPMorgan Chase & Co. ........................      46,980          2,447,658

PHARMACEUTICALS--6.9%
Abbott Laboratories .........................      73,960          4,187,615
Johnson & Johnson ...........................      62,180          3,993,200
Wyeth .......................................      80,620          4,474,410
                                                                ------------
                                                                  12,655,225
                                                                ------------

RESTAURANTS--2.2%
Yum! Brands, Inc. ...........................      63,960          3,956,566

SEMICONDUCTOR EQUIPMENT--1.5%
MEMC Electronic Materials, Inc.(b)  .........      50,890          2,792,843

SEMICONDUCTORS--5.2%
Broadcom Corp. Class A(b) ...................     109,350          3,559,342
Microchip Technology, Inc. ..................      74,890          3,021,063
Texas Instruments, Inc. .....................      84,920          2,918,700
                                                                ------------
                                                                   9,499,105
                                                                ------------



                                                  SHARES           VALUE
                                                 --------       ------------

SOFT DRINKS--1.5%
PepsiCo, Inc. ...............................      42,720       $  2,823,365

SYSTEMS SOFTWARE--2.1%
Microsoft Corp. .............................     130,420          3,904,775

TOBACCO--1.3%
Altria Group, Inc. ..........................      34,680          2,390,146

WIRELESS TELECOMMUNICATION SERVICES--4.2%
American Tower Corp. Class A(b) .............     109,710          4,168,980
NII Holdings, Inc.(b) .......................      47,230          3,624,902
                                                                ------------
                                                                   7,793,882
                                                                ------------

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $147,737,456)                                   172,784,904
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.0%

COMMUNICATIONS EQUIPMENT--1.5%
Research In Motion Ltd. (United States)(b) ..      21,040          2,768,443

HEAVY ELECTRICAL EQUIPMENT--2.5%
ABB Ltd. Sponsored ADR (Switzerland) ........     223,500          4,461,060
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,338,784)                                       7,229,503
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $154,076,240)                                   180,014,407
----------------------------------------------------------------------------


                                                   PAR
                                                  VALUE
                                                  (000)
                                                 --------
SHORT-TERM INVESTMENTS--2.1%


COMMERCIAL PAPER(d)--2.1%
CAFCO LLC 5.30%, 5/1/07 .....................     $ 3,890          3,890,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,890,000)                                       3,890,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $157,966,240)                                   183,904,407(a)

Other assets and liabilities, net--(0.3)%                           (525,075)
                                                                ------------
NET ASSETS--100.0%                                              $183,379,332
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,277,195 and gross depreciation of $1,339,028 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $157,966,240.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F, "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements
14

Phoenix Strategic Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007

ASSETS
Investment securities at value
  (Identified cost $157,966,240)                                   $183,904,407
Cash                                                                      1,480
Receivables
   Dividends                                                            127,865
   Fund shares sold                                                       8,788
Trustee retainer                                                            867
Prepaid expenses                                                         24,572
Other assets                                                             39,724
                                                                   ------------
     Total assets                                                   184,107,703
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              352,173
   Investment advisory fee                                              112,554
   Transfer agent fee                                                    89,583
   Distribution and service fees                                         45,696
   Professional fee                                                      40,086
   Trustee deferred compensation plan                                    39,724
   Administration fee                                                    12,694
   Other accrued expenses                                                35,861
                                                                   ------------
     Total liabilities                                                  728,371
                                                                   ------------
NET ASSETS                                                         $183,379,332
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $246,946,035
Accumulated net investment loss                                         (22,786)
Accumulated net realized loss                                       (89,482,084)
Net unrealized appreciation                                          25,938,167
                                                                   ------------
NET ASSETS                                                         $183,379,332
                                                                   ============

CLASS I (F/K/A CLASS X)
Net asset value and offering price per share                             $10.01
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              720,109
Net Assets                                                         $  7,207,592

CLASS A
Net asset value per share (net assets/shares outstanding)                $ 9.99
Maximum offering price per share $9.99/(1-5.75%)                         $10.60
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                           16,158,201
Net Assets                                                         $161,396,334

CLASS B
Net asset value and offering price per share                             $ 8.98
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            1,106,229
Net Assets                                                         $  9,932,140

CLASS C
Net asset value and offering price per share                             $ 8.99
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              538,771
Net Assets                                                         $  4,843,266



                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2007



INVESTMENT INCOME
Dividends                                                           $ 1,462,513
Interest                                                                 68,207
Foreign taxes withheld                                                   (2,096)
                                                                    -----------
     Total investment income                                          1,528,624
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,091,904
Service fees, Class A                                                   337,591
Distribution and service fees, Class B                                   94,263
Distribution and service fees, Class C                                   33,841
Financial agent fee                                                      10,388
Administration fee                                                      114,850
Transfer agent                                                          548,457
Printing                                                                139,175
Professional                                                             55,066
Registration                                                             45,995
Custodian                                                                21,130
Trustees                                                                 20,343
Miscellaneous                                                            19,768
                                                                    -----------
     Total expenses                                                   2,532,771
Custodian fees paid indirectly                                              (41)
                                                                    -----------
     Net expenses                                                     2,532,730
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                         (1,004,106)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               5,266,916
Net change in unrealized appreciation (depreciation)
   on investments                                                     2,489,680
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                        7,756,596
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $ 6,752,490
                                                                    ===========


                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  Year Ended         Year Ended
                                                                                                April 30, 2007      April 30, 2006
                                                                                                --------------      --------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $ (1,004,106)       $   (933,854)
   Net realized gain (loss)                                                                         5,266,916           7,238,960
   Net change in unrealized appreciation (depreciation)                                             2,489,680          10,524,648
                                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      6,752,490          16,829,754
                                                                                                 ------------        ------------
FROM SHARE TRANSACTIONS
CLASS I (F/K/A CLASS X)
   Proceeds from sales of shares (14,098 and 0 shares, respectively)                                  134,503                  --
   Proceeds from shares issued in conjunction with Plan of Reorganization (See Note 11)
     (1,112,424 and 0 shares, respectively)                                                        10,445,675                  --
   Cost of shares repurchased (406,413 and 0 shares, respectively)                                 (3,957,388)                 --
                                                                                                 ------------        ------------
Total                                                                                               6,622,790                  --
                                                                                                 ------------        ------------
CLASS A
   Proceeds from sales of shares (304,870 and 354,968 shares, respectively)                         2,840,334           3,271,554
   Proceeds from shares issued in conjunction with Plan of Reorganization (See Note 11)
     (8,664,930 and 0 shares, respectively)                                                        81,385,101                  --
   Cost of shares repurchased (3,717,890 and 4,393,401 shares, respectively)                      (35,193,811)        (40,408,141)
                                                                                                 ------------        ------------
Total                                                                                              49,031,624         (37,136,587)
                                                                                                 ------------        ------------
CLASS B
   Proceeds from sales of shares (42,814 and 46,206 shares, respectively)                             365,358             389,333
   Proceeds from shares issued in conjunction with Plan of Reorganization (See Note 11)
     (736,636 and 0 shares, respectively)                                                           6,239,282                  --
   Cost of shares repurchased (563,244 and 559,805 shares, respectively)                           (4,831,563)         (4,699,742)
                                                                                                 ------------        ------------
Total                                                                                               1,773,077          (4,310,409)
                                                                                                 ------------        ------------
CLASS C
   Proceeds from sales of shares (16,576 and 16,206 shares, respectively)                             145,728             134,084
   Proceeds from shares issued in conjunction with Plan of Reorganization (See Note 11)
     (503,165 and 0 shares, respectively)                                                           4,266,854                  --
   Cost of shares repurchased (148,967 and 150,244 shares, respectively)                           (1,281,565)         (1,251,056)
                                                                                                 ------------        ------------
Total                                                                                               3,131,017          (1,116,972)
                                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       60,558,508         (42,563,968)
                                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           67,310,998         (25,734,214)

NET ASSETS
   Beginning of period                                                                            116,068,334         141,802,548
                                                                                                 ------------        ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(22,786) AND $0, RESPECTIVELY)                                    $183,379,332        $116,068,334
                                                                                                 ============        ============

                        See Notes to Financial Statements
16

Phoenix Strategic Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS I
                                                           (f/k/a Class X)
                                                        ---------------------
                                                           FROM INCEPTION
                                                        SEPTEMBER 29, 2006 TO
                                                           APRIL 30, 2007

Net asset value, beginning of period                            $ 9.26
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                               (0.01)
   Net realized and unrealized gain (loss)                        0.76
                                                                ------
     TOTAL FROM INVESTMENT OPERATIONS                             0.75
                                                                ------
Change in net asset value                                         0.75
                                                                ------
NET ASSET VALUE, END OF PERIOD                                  $10.01
                                                                ======
Total return                                                      8.10 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $7,208

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                             1.27 %(3)
   Net investment income (loss)                                  (0.24)%(3)
Portfolio turnover                                                  81 %(4)



                                                                                   CLASS A
                                                   -------------------------------------------------------------------------

                                                                             YEAR ENDED APRIL 30,
                                                   -------------------------------------------------------------------------
                                                    2007           2006             2005            2004               2003
Net asset value, beginning of period               $ 9.78          $ 8.59           $ 8.64          $ 7.17            $ 9.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.06)          (0.06)           (0.06)          (0.06)            (0.07)
   Net realized and unrealized gain (loss)           0.27            1.25             0.01            1.53             (1.82)
                                                   ------          ------           ------          ------            ------
     TOTAL FROM INVESTMENT OPERATIONS                0.21            1.19            (0.05)           1.47             (1.89)
                                                   ------          ------           ------          ------            ------
Change in net asset value                            0.21            1.19            (0.05)           1.47             (1.89)
                                                   ------          ------           ------          ------            ------
NET ASSET VALUE, END OF PERIOD                     $ 9.99          $ 9.78           $ 8.59          $ 8.64            $ 7.17
                                                   ======          ======           ======          ======            ======
Total return(1)                                      2.15 %         13.85 %          (0.58)%         20.50 %          (20.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $161,396        $106,693         $128,426        $162,974          $156,017

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.61 %          1.62 %           1.56 %          1.52%             1.60 %
   Net investment income (loss)                     (0.61)%         (0.66)%          (0.67)%         (0.73)%           (0.95)%
Portfolio turnover                                     81 %            63 %            107 %           167 %             119 %


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                                                   CLASS B
                                                   -------------------------------------------------------------------------

                                                                             YEAR ENDED APRIL 30,
                                                   -------------------------------------------------------------------------
                                                    2007           2006             2005            2004               2003
Net asset value, beginning of period               $ 8.86          $ 7.84           $ 7.94          $ 6.64            $ 8.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.12)          (0.12)           (0.11)          (0.11)            (0.11)
   Net realized and unrealized gain (loss)           0.24            1.14             0.01            1.41             (1.71)
                                                   ------          ------           ------          ------            ------
     TOTAL FROM INVESTMENT OPERATIONS                0.12            1.02            (0.10)           1.30             (1.82)
                                                   ------          ------           ------          ------            ------
Change in net asset value                            0.12            1.02            (0.10)           1.30             (1.82)
                                                   ------          ------           ------          ------            ------
NET ASSET VALUE, END OF PERIOD                     $ 8.98          $ 8.86           $ 7.84          $ 7.94            $ 6.64
                                                   ======          ======           ======          ======            ======
Total return(1)                                      1.35 %         13.01 %          (1.26)%         19.58 %          (21.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $9,932          $7,885          $11,006         $24,989           $30,755

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.36 %          2.37 %           2.32 %          2.27 %            2.34 %
   Net investment income (loss)                     (1.36)%         (1.41)%          (1.40)%         (1.48)%           (1.71)%
Portfolio turnover                                     81 %            63 %            107 %           167 %             119 %



                                                                                   CLASS C
                                                   -------------------------------------------------------------------------

                                                                             YEAR ENDED APRIL 30,
                                                   -------------------------------------------------------------------------
                                                    2007           2006             2005            2004               2003
Net asset value, beginning of period               $ 8.87          $ 7.85           $ 7.95          $ 6.65            $ 8.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.11)          (0.12)           (0.11)          (0.12)            (0.11)
   Net realized and unrealized gain (loss)           0.23            1.14             0.01            1.42             (1.71)
                                                   ------          ------           ------          ------            ------
     TOTAL FROM INVESTMENT OPERATIONS                0.12            1.02            (0.10)           1.30             (1.82)
                                                   ------          ------           ------          ------            ------
Change in net asset value                            0.12            1.02            (0.10)           1.30             (1.82)
                                                   ------          ------           ------          ------            ------
NET ASSET VALUE, END OF PERIOD                     $ 8.99          $ 8.87           $ 7.85          $ 7.95            $ 6.65
                                                   ======          ======           ======          ======            ======
Total return(1)                                      1.35 %         12.99  %         (1.26)%         19.55 %          (21.49)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $4,843          $1,490           $2,371          $3,713            $3,260

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.32 %          2.37 %           2.31 %          2.27 %            2.34 %
   Net investment income (loss)                     (1.30)%         (1.42)%          (1.42)%         (1.48)%           (1.71)%
Portfolio turnover                                     81 %            63 %            107 %           167 %             119 %



(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.


                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007

1. ORGANIZATION

   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Phoenix Dynamic Growth Fund ("Dynamic Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Strategic Growth Fund ("Strategic Growth Fund") is diversified and has an investment objective of long-term capital growth.

   The Funds offer the following classes of shares for sale:

                               Class A    Class B    Class C   Class I
                               -------    -------    -------   -------
Dynamic Growth Fund........       X          --         X         --
Strategic Growth Fund......       X          X          X         X

   Class I shares (prior to January 5, 2007, formerly known as Class X shares) are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)


percent likely to be realized. FIN 48 is effective six months following the end of the fiscal year ended April 30, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Dynamic Growth Fund...............      0.80%

   For the Strategic Growth Fund the Fund pays PIC a fee based upon the following annual rates as a percentage of the average daily net assets:

                                  $1 Billion
                                    through
            1st $1 Billion        $2 Billion        $2+ Billion
            --------------        ----------        -----------
                 0.70%               0.65%             0.60%

   For the period May 1, 2006 through October 6, 2006, the Strategic Growth Fund's advisory fees were 0.75% of the average daily net assets up to $1 billion, 0.70% of such value between $1 billion and $2 billion, and 0.65% of such value in excess of $2 billion.

   PIC has contractually agreed to limit the Dynamic Growth Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through September 30, 2007, so that such expenses do not exceed 1.45% for Class A Shares and 2.20% for Class C Shares. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized by the Trust's Board of Trustees.

   Bennett Lawrence Management LLC ("Bennett Lawrence") is the subadviser to the Dynamic Growth Fund.

   SCM Advisors LLC (formerly Seneca Capital Management LLC) ("SCM") is the subadviser to the Strategic Growth Fund. SCM is an indirect wholly-owned subsidiary of PNX.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended April 30, 2007, as follows:

                                 Class A           Class B           Class C
                               Net Selling        Deferred          Deferred
                               Commissions      Sales Charges      Sales Charges
                               -----------      -------------      -------------
Dynamic Growth Fund ......        $  312           $    --             $  3
Strategic Growth Fund ....         8,532            22,296              124

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.

   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)

fund accounting, tax services and related services provided by PFPC Inc. For the period ended April 30, 2007, the Trust incurred administration and/or financial agent fees totaling $134,973.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended April 30, 2007, transfer agent fees were $561,138.

   At April 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                           Aggregate
                                                           Net Asset
                                          Shares              Value
                                          -------          ----------
Dynamic Growth Fund
   Class A.......................         853,850          $9,879,045
   Class C.......................          10,000             114,200

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2007.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended April 30, 2007, were as follows:

                                        Purchases              Sales
                                      ------------         ------------
Dynamic Growth Fund..............     $  9,307,764         $  9,224,748
Strategic Growth Fund ...........      120,432,885          163,942,014

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS

   As of April 30, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are affiliated with PNX.

                                      % of Shares           Number of
                                      Outstanding           Accounts
                                      -----------           ---------
Dynamic Growth Fund............          75.7%                  3

6. CREDIT RISK AND ASSET CONCENTRATION

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   At April 30, 2007, the Dynamic Growth and Strategic Growth Funds held securities issued by various companies in the Information Technology Sector comprising 33% and 32%, respectively, of the total net assets of the Funds.

7. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (CONTINUED)


9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                           Expiration Year
                        -----------------------------------------------------
                           2009          2010          2011           2012
                        -----------   -----------   -----------   -----------
Dynamic Growth
  Fund.............     $        --   $        --   $        --   $        --
Strategic Growth
  Fund.............      30,901,905    39,492,502    18,071,848       329,500


                           2013          2014          2015          Total
                        -----------   -----------   -----------   -----------
Dynamic Growth
Fund.............       $        --   $   211,789   $   142,743   $   354,532
Strategic Growth
Fund.............           686,329            --            --    89,482,084

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   The Strategic Growth Fund has an expired capital loss carryover of $214,305,305 relating to capital loss carryover limitations associated with the merger.

   For the period ended April 30, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:


Dynamic Growth Fund................    $       --
Strategic Growth Fund..............     5,156,311

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended April 30, 2007, the Funds deferred and recognized post-October losses as follows:

                                       Capital Loss       Capital Loss
                                         Deferred          Recognized
                                       ------------       ------------
Dynamic Growth Fund................     $    --             $124,685
Strategic Growth Fund..............          --                   --

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0 for both Funds.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended April 30, 2007, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                          Capital Paid
                          in on Shares       Accumulated      Undistributed
                         of Beneficial      Net Realized      Net Investment
                            Interest         Gain (Loss)      Income (Loss)
                         --------------     ------------      --------------
Dynamic Growth Fund..    $     (96,428)     $        --          $ 96,428
Strategic Growth Fund     (143,407,258)      142,425,938          981,320

11. MERGER

   On October 6, 2006, the Strategic Growth Fund ("Strategic Growth Fund") acquired all of the net assets of the Phoenix Large-Cap Growth Fund ("Large-Cap Growth Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Strategic Equity Series Fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,112,424 Class X shares, 8,664,930 Class A shares, 736,636 Class B shares, and 503,165 Class C shares of the Large-Cap Growth Fund outstanding on October 6, 2006 (valued at $10,445,675, $81,385,101, $6,239,282, and $4,266,854, respectively) for 826,704
Class X shares, 6,735,060 Class A shares, 559,028 Class B shares and 383,195 Class C shares of the Strategic Growth Fund outstanding on October 6, 2006. The Large-Cap Growth Fund had net assets on that date of $102,336,912 including $10,792,378 of net appreciation, which were combined with those of the Strategic Growth Fund. The aggregate net assets of Strategic Growth Fund immediately after the merger were $202,291,816. The shareholders of each Class of the Large-Cap Growth Fund received for each share owned approximately 1.35, 1.29, 1.32 and
1.31 shares, respectively, for Class X, Class A, Class B and Class C share of the same class of the Strategic Growth Fund.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix Strategic Equity Series Fund and Shareholders of
Phoenix Dynamic Growth Fund
Phoenix Strategic Growth Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Dynamic Growth Fund and Phoenix Strategic Growth Fund (constituting Phoenix Strategic Equity Series Fund, hereafter referred to as the "Funds") at April 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
------------------------------

Boston, Massachusetts
June 22, 2007

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX DYNAMIC GROWTH FUND (THE "FUND")
APRIL 30, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Bennett Lawrence Management, LLC (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits or telephone calls with the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had trailed its benchmark for the 1 year and year-to-date periods but that it had outperformed its Lipper peer group average for the 1 year period. The Board concluded that the Fund's performance was reasonable, given the short history with the Fund commencing operation as of August 1, 2005.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the contractual expense caps in place through September 2007 to limit the Fund's total operating expenses. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were equal to the average total expenses for comparable funds and that the management fee was below the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX DYNAMIC GROWTH FUND (THE "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   ECONOMIES OF SCALE. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadvisor was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor. In this regard, the Board noted that the Subadvisor had 12 years of experience as an investment adviser and that a number of the Subadvisor's employees had significant experience at other firms before joining the Subadvisor. The Board considered the significant experience of the co-portfolio managers noting that one portfolio manager was also the Chief Portfolio Manager of the Subadvisor and had over 35 years of investment experience while the other manager had over 15 years of experience in the investment management business. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadviser's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had trailed its benchmark for the 1 year and year-to-date periods but that it had outperformed its Lipper peer group average for the 1 year period. The Board concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX STRATEGIC GROWTH FUND (THE "FUND")
APRIL 30, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management, LLC (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits or telephone calls with the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. While the Board noted that the Fund had trailed its benchmark for all periods, it also noted the Fund's performance was improving relative to its Lipper peer group for the recent year-to-date and 1 year periods. The Board also noted the change in performance after the change in investment managers as of October 1, 2005, and was satisfied with the recent performance.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was less than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX STRATEGIC GROWTH FUND (THE "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1989 and acts as subadviser to fund companies and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. While the Board noted that the Fund had trailed its benchmark for all periods, it also noted the Fund's performance was improving relative to its Lipper peer group for the recent year-to-date and 1 year periods. The Board also noted the change in performance after the change in investment managers as of October 1, 2005, and was satisfied with the recent performance.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                      PHOENIX STRATEGIC EQUITY SERIES FUND
                                OCTOBER 31, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Strategic Equity Series Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:


NUMBER OF ELIGIBLE UNITS VOTED:


                                                      FOR           AGAINST
                                                   ----------      ---------
   To elect eleven Trustees to serve
   on the Board of Trustees until the
   next meeting of shareholders at
   which Trustees are elected

   E. Virgil Conway ......................         85,228,421      3,493,017
   Harry Dalzell-Payne ...................         85,235,352      3,486,086
   Daniel T. Geraci ......................         85,273,789      3,447,649
   Francis E. Jeffries ...................         85,339,953      3,381,485
   Leroy Keith, Jr. ......................         85,329,141      3,392,297
   Marilyn E. LaMarche ...................         85,338,073      3,383,365
   Philip R. McLoughlin ..................         85,320,535      3,400,903
   Geraldine M. McNamara .................         85,334,733      3,386,704
   James M. Oates ........................         85,339,311      3,382,127
   Richard E. Segerson ...................         85,348,058      3,373,380
   Ferdinand L.J. Verdonck ...............         85,229,171      3,422,267


                                                      FOR           AGAINST          ABSTAIN
                                                   ----------      ---------        ---------
   To ratify the appointment of
   PricewaterhouseCoopers LLP as
   the independent registered public
   accounting firm for the Trusts.........         85,213,929        852,046        2,655,463

                         RESULTS OF SHAREHOLDER MEETING
                      PHOENIX STRATEGIC EQUITY SERIES FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Dynamic Growth Fund and Phoenix Strategic Growth Fund (each a "Fund"), series of Phoenix Strategic Equity Series Fund (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:


NUMBER OF ELIGIBLE UNITS VOTED:


                                                      FOR           AGAINST          ABSTAIN        BROKER NON-VOTES
                                                   ----------      ---------        ---------       ----------------
   To approve a proposal to permit Phoenix
   Investment Counsel, Inc. to hire and replace
   subadvisers or to modify subadvisory
   agreements without shareholder approval

   o  Phoenix Strategic Growth Fund............     4,739,171        356,511          184,303            1,277,089


   To approve the amendment of fundamental
   restrictions of the Fund with respect to loans

   o  Phoenix Dynamic Growth Fund..............       933,697          3,410           50,976               17,426

   o  Phoenix Strategic Growth Fund............     4,737,163        320,447          222,376            1,277,089


   To approve a proposal to reclassify the
   investment objective of the Investment
   Objective Funds from fundamental to
   non-fundamental


   o  Phoenix Strategic Growth Fund............     4,679,987        364,708          235,290            1,277,089

FUND MANAGEMENT TABLES (UNAUDITED)


   Information pertaining to the Trustees and officers of the Trust as of April 30, 2007, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

   The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway            Served since       59         Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
  Rittenhouse Advisors, LLC   1983.                         Trustee/Director, Phoenix Funds Complex (1983-present).
  101 Park Avenue                                           Trustee/Director, Realty Foundation of New York (1972-present), Josiah
  New York, NY 10178                                        Macy, Jr. Foundation (Honorary) (2004-present), Pace University
  DOB: 8/2/29                                               (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                            Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                            (1989-present), Colgate University (Trustee Emeritus) (2004-present).
                                                            Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                            (1998-2002), Consolidated Edison Company of New York, Inc. (1970-2002),
                                                            Atlantic Mutual Insurance Company (1974-2002), Centennial Insurance
                                                            Company (1974-2002), Union Pacific Corp. (1978-2002), Accuhealth
                                                            (1994-2002), Pace University (1978-2003), New York Housing Partnership
                                                            Development Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                            (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne         Served since       59         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
  The Flat, Elmore Court      1983.
  Elmore, GL0S, GL2 3NT
  U.K.
  DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries         Served since       60         Director, The Empire District Electric Company (1984-2004).
  8477 Bay Colony Dr. #902    1995.                         Trustee/Director, Phoenix Funds Complex (1987-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.            Served since       57         Partner, Stonington Partners, Inc. (private equity fund) (2001-present).
  Stonington Partners, Inc.   1993.                         Director/Trustee, Evergreen Funds (88 portfolios) (1989-present).
  736 Market Street,                                        Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
  Suite 1430                                                (2002-present), Obaji Medical Products Company (2002-present). Director,
  Chattanooga, TN 37402                                     Lincoln Educational Services (2002-2004).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------


                                                  INDEPENDENT TRUSTEES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara       Served since       59         Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
  40 East 88th Street         2001.                         Managing Director, U.S. Trust Company of New York (private bank)
  New York, NY 10128                                        (1982-2006).
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates              Served since       57         Trustee/Director, Phoenix Funds Family (1987-present). Managing
  c/o Northeast Partners      1993.                         Director, Wydown Group (consulting firm) (1994-present). Director,
  150 Federal Street,                                       Investors Financial Service Corporation (1995-present), Investors Bank &
  Suite 1000                                                Trust Corporation (1995-present), Stifel Financial (1996-present),
  Boston, MA 02110                                          Connecticut River Bancorp (1998-present), Connecticut River Bank
  DOB: 5/31/46                                              (1999-present), Trust Company of New Hampshire (2002-present). Chairman,
                                                            Emerson Investment Management, Inc. (2000-present). Independent
                                                            Chairman, John Hancock Trust (93 Portfolios) (since 2005), Trustee, John
                                                            Hancock Funds II (74 Portfolios) (since 2005), Trustee, John Hancock
                                                            Trust (2004-present). Director/Trustee, 1Mind, Inc. (formerly 1Mind.com)
                                                            (2000-2002), Plymouth Rubber Co. (1995-2003). Director and Treasurer,
                                                            Endowment for Health, Inc. (2000-2004). Chairman, Hudson Castle Group,
                                                            Inc. (Formerly IBEX Capital Markets, Inc.) (financial services)
                                                            (1997-2006). Trustee, John Hancock Funds III (8 Portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson         Served since       57         Managing Director, Northway Management Company (1998-present).
  73 Briggs Way               1983.                         Trustee/Director, Phoenix Funds Family (1983-present).
  Chatham, MA 02633
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L.J. Verdonck     Served since       57         Chairman, Amsterdam Molecular Therapeutics N.V. (Biotechnology) (since
  Nederpolder, 7              2006.                         2007). Director, Galapagos N.V. (Biotechnology) (2005-present). Trustee,
  B-9000 Gent, Belgium                                      Phoenix Funds Family (2004-present). Director EASDAQ (Chairman)
  DOB: 7/30/42                                              (2001-present), The JP Morgan Fleming Continental European Investment
                                                            Trust (1998-present), Groupe SNEF (1998-present). Managing Director,
                                                            Almanij N.V. (1992-2003). Director, KBC Bank and Insurance Holding
                                                            Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                            (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                            N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                            Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Director, Degussa
                                                            Antwerpen N.V. (1998-2004), Santens N.V. (1999-2004), Banco Urquijo
                                                            (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

   Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward(1)        Served since       57         Senior Executive Vice President and President, Asset Management, The
  DOB: 8/17/64                November 2006.                Phoenix Companies, Inc. (since 2007). Director (2006-present), President
                                                            (2006-present) and Chief Operating Officer (2004-present), Phoenix
                                                            Investment Partners, Ltd. Director (2006-present) and President (since
                                                            2007), DPCM Holding, Inc. Director and Executive Vice President, Duff &
                                                            Phelps Investment Management Co. (2006-present). Director (2006-present)
                                                            and Executive Vice President (2005-present), Engemann Asset Management.
                                                            President, Euclid Advisers, LLC (2006-present). Director (2006-present)
                                                            and Executive Vice President (2005-present), Goodwin Capital Advisers,
                                                            Inc. Executive Vice President, Kayne Anderson Rudnick Investment
                                                            Management, LLC (since 2007). Director and President, Pasadena Capital
                                                            Corporation (2006-present). Director and Executive Vice President,
                                                            Phoenix Equity Planning Corporation (2005-present). Director and
                                                            President, Phoenix Investment Counsel, Inc. (2006-present). President,
                                                            Phoenix/Zweig Advisers, LLC (2006-present). Executive Vice President,
                                                            PXP Securities Corp. (2005-present). Director and President, Rutherford
                                                            Financial Corporation (2006-present). Executive Vice President,
                                                            Rutherford, Brown & Catherwood, LLC (2006-present). Executive Vice
                                                            President, SCM Advisers LLC (2006-present). President, the Phoenix Funds
                                                            Family (2006-present). Previously, Vice President, Phoenix Life
                                                            Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                            Inc. (2003-2004). Vice President, Finance, Phoenix Investment Partners,
                                                            Ltd. (2001-2002). Executive Vice President, the Phoenix Funds Family
                                                            (2004-2006). Executive Vice President, Phoenix Investment Partners, Ltd.
                                                            (2004-2006), Phoenix Investment Counsel, Inc. (2005-2006), Euclid
                                                            Advisers, LLC (2005-2006), Rutherford Financial Corporation (2005-2006),
                                                            Phoenix/Zweig Advisers, LLC (2005-2006) and DPCM Holding, Inc.
                                                            (2005-2007). Senior Vice President and Chief Operating Officer, Asset
                                                            Management, The Phoenix Companies, Inc. (2004-2007).
------------------------------------------------------------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)      Served since       57         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
  Lazard Freres & Co. LLC     2002.                         Trustee/Director, Phoenix Funds Family (2002-present). Director, The
  30 Rockefeller Plaza,                                     Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
  59th Floor                                                (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix
    Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
    Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.


                                                  INTERESTED TRUSTEES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH          TIME SERVED      TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(3)     Served since       77         Partner, Cross Pond Partners, LLC (2006-present). Director, PXRE
  200 Bridge Street           1993.                         Corporation (Reinsurance) (1985-present), World Trust Fund
  Chatham, MA 02633                                         (1991-present). Director/Trustee, Phoenix Funds Complex (1989-present).
  DOB: 10/23/46               Chairman                      Management Consultant (2002-2004), Chairman (1997-2002), Chief Executive
                                                            Officer (1995-2002), Director (1995-2002), Phoenix Investment Partners,
                                                            Ltd., Director and Executive Vice President, The Phoenix Companies, Inc.
                                                            (2000-2002). Director (1994-2002) and Executive Vice President,
                                                            Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                            (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                            Director (1982-2002), Chairman (2000-2002) and President (1990-2000),
                                                            Phoenix Equity Planning Corporation. Chairman and President,
                                                            Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                            President (April 2002-September 2002), Phoenix Investment Management
                                                            Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                            Company (1996-2002). Executive Vice President (1994-2002) and Chief
                                                            Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                            Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                            (1985-2002), Vice President (1986-2002) and Executive Vice President
                                                            (April 2002-September 2002), PM Holdings, Inc. Director, WS Griffith
                                                            Associates, Inc. (1995-2002). Director, WS Griffith Securities, Inc.
                                                            (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
     NAME, ADDRESS AND         TRUST AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH               TIME SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss            Senior Vice President         Assistant Treasurer (2001-present), Vice President, Fund Accounting
  DOB: 11/24/52               since 2006.                   (1994-2000), Phoenix Equity Planning Corporation. Vice President,
                                                            Phoenix Investment Partners, Ltd. (2003-present). Senior Vice President, the Phoenix Funds Family (since 2006). Vice President, The Phoenix Edge
                                                            Series Fund (1994-present), Treasurer, The Zweig Fund Inc. and The Zweig
                                                            Total Return Fund Inc. (2003- present). Chief Financial Officer
                                                            (2005-2006) and Treasurer (1994-2006), or Assistant Treasurer
                                                            (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman          Senior Vice President         Senior Vice President, Asset Management Product Development, The Phoenix
  DOB: 7/27/62                since 2005.                   Companies, Inc. (since 2006). Senior Vice President, Asset Management
                                                            Product Development, Phoenix Investment Partners, Ltd. (2005-present).
                                                            Director and President, Phoenix Equity Planning Corporation (since
                                                            2006). Senior Vice President, Phoenix Investment Counsel, Inc. (since
                                                            2006). Director, DPCM Holdings, Inc., Duff & Phelps Investment
                                                            Management Company and Pasadena Capital Corporation (since 2006).
                                                            President, PXP Securities Corp. (2004-present). Senior Vice President, the Phoenix Funds Family (2004-present). Senior Vice President and Chief
                                                            Administrative Officer, Phoenix Investment Partners, Ltd., (2003-2004).
                                                            Senior Vice President and Chief Administrative Officer, Phoenix Equity
                                                            Planning Corporation (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch                Vice President and            Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
  c/o Zweig-Dimenna           Chief Compliance              Vice President and Chief Compliance Officer, certain Funds within the
    Associates, LLC           Officer since 2005.           Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
  900 Third Avenue                                          Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
  New York, NY 10022                                        (2004-present). President and Director of Watermark Securities, Inc.
  DOB: 9/23/45                                              (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                            (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                            Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
  W. Patrick Bradley          Chief Financial Officer       Vice President, Fund Administration, Phoenix Investment Partners, Ltd.
  DOB: 3/2/72                 and Treasurer since 2006.     (2004-present). Chief Financial Officer and Treasurer (2006-present) or
                                                            Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Fund Family. Vice President, Chief Financial Officer,
                                                            Treasurer and Principal Accounting Officer, The Phoenix Edge Series Fund
                                                            (2006-present). Assistant Treasurer, certain funds within the Phoenix
                                                            Fund Complex (2004-2006). Senior Manager (2002-2004), Manager
                                                            (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
 Kevin J. Carr                Vice President,               Vice President and Counsel, Phoenix Life Insurance Company
 One American Row             Chief Legal Officer,          (2005-present). Vice President, Counsel, Chief Legal Officer and
 Hartford, CT 06102           Counsel and                   Secretary of certain funds within the Phoenix Fund Family
 DOB: 8/30/54                 Secretary since 2005.         (2005-present). Compliance Officer of Investments and Counsel, Travelers
                                                            Life & Annuity Company (January 2005-May 2005). Assistant General
                                                            Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

34

PHOENIX STRATEGIC EQUITY SERIES FUND
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and
   Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                        PHOENIXFUNDS.COM



--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[GRAPHIC OMITTED]
PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.







NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP744                                                                      6-07
BPD31890

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $106,400 for 2007 and $94,900 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $17,200 for 2007 and $14,250 for 2006.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix Strategic Equity Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b)  Not applicable for 2007; not applicable for 2006

               (c)  100% for 2007; 100% for 2006

               (d)  Not applicable for 2007; not applicable for 2006

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $925,803 for 2007 and $925,586 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Phoenix Strategic Equity Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.